Pay vs Performance Disclosure		12 Months Ended
		Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure [Table]
Disclosure - Pay vs Performance Disclosure

							VALUE OF
							INITIAL FIXED
							$100
							INVESTMENT
			SUMMARY		AVERAGE		BASED ON:(c)
	SUMMARY		COMPENSATION	COMPENSATION	SUMMARY	AVERAGE
	COMPENSATION	COMPENSATION	TABLE TOTAL	ACTUALLY	COMPENSATION	COMPENSATION
	TABLE TOTAL	ACTUALLY PAID	FOR PEO	PAID TO PEO	TABLE TOTAL	ACTUALLY PAID		PEER	GAAP	RELATIVE TSR
	FOR PEO	TO PEO JESSE	MICHAEL	MICHAEL	FOR NON-PEO	TO NON-PEO		GROUP	NET	(AS % OF
	JESSE GARY(a)	GARY(a,b,c)	BLESS(a)	BLESS(a,b)	NEOS(a)	NEOS(a,b)	TSR	TSR	INCOME	AVG. TSR
YEAR	($)	($)	($)	($)	($)	($)	($)	($)	($ MILLIONS)	COMPARATORS)(d)
2025	7,166,252	32,052,701			1,697,107	3,705,102	355	241	40	101.9%
2024	8,207,393	17,095,298			1,647,834	3,408,622	165	169	319	167.2%
2023	8,017,519	13,814,257			1,559,454	2,373,631	110	151	(43)	151.7%
2022	8,193,535	1,563,282			840,747	93,714	74	199	(14)	64.3%
2021	5,440,308	6,360,209	4,217,895	4,617,882	1,084,929	1,099,028	150	259	(167)	71.9%

Company Selected Measure Name		Relative TSR
Named Executive Officers, Footnote [Text Block]		Jesse Gary was our PEO in 2021, 2022, 2023, 2024, and 2025, and Michael Bless was our PEO for a portion of 2021.
Peer Group Issuers, Footnote [Text Block]		The Peer Group TSR set forth in this table utilizes the Dow Jones U.S. Aluminum (Sector) Index (“Dow Jones U.S. Aluminum Index”), which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2025. The comparison assumes $100 was invested for the period starting December 31, 2020, through the end of the listed year in the Company and in the Dow Jones U.S. Aluminum Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
Non-PEO NEO Average Total Compensation Amount	[1]	$ 1,697,107	$ 1,647,834	$ 1,559,454	$ 840,747	$ 1,084,929
Non-PEO NEO Average Compensation Actually Paid Amount	[1],[2]	$ 3,705,102	3,408,622	2,373,631	93,714	1,099,028
Compensation Actually Paid vs. Total Shareholder Return

Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and TSR

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our other NEOs, and the Company’s cumulative TSR for each of the five most recently completed fiscal years. The chart also provides a comparison of the Company’s TSR and Peer Group TSR.

Compensation Actually Paid vs. Net Income

Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Net Income

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to the Non-PEOs, and our Net Income for each of the five most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure

Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Relative TSR

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to the Non-PEOs, and Relative TSR (as % of Avg. TSR Comparators) for each of the five most recently completed fiscal years.

Tabular List, Table

Tabular List of Most Important Financial Performance Measures

The following table presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEO and other NEOs for 2025 to Company performance. The measures in this table are not ranked.

a. Relative TSR (as % of Avg. TSR Comparators)
b. Controllable Costs
c. Shipment Volume

Total Shareholder Return Amount	[3]	$ 355	165	110	74	150
Peer Group Total Shareholder Return Amount	[3]	241	169	151	199	259
Net Income (Loss) Attributable to Parent		$ 40,000,000	$ 319,000,000	$ (43,000,000)	$ (14,000,000)	$ (167,000,000)
Company Selected Measure Amount	[4]	1.019	1.672	1.517	0.643	0.719
PEO Name		Jesse Gary
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Relative TSR
Non-GAAP Measure Description [Text Block]		We determined Relative TSR, which is the Company’s TSR as a percentage of the average TSR of an industry peer group comprised of aluminum companies, to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2025 because this is the primary performance metric in the PSU program, which at target was the largest element of pay for the PEO in 2025. We may determine a different financial performance measure to be the most important financial performance measure in future years. We refer you to the section of this proxy statement titled “Compensation Discussion and Analysis” for a discussion of the industry peer group.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Controllable Costs
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Shipment Volume
Non-PEO NEO [Member] | Average Year End Fair Value Of Equity Awards Granted During Year That Remained Unvested As Of Last Day Of Year For Non P E O N E Os [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 1,062,809	$ 1,700,254	$ 1,140,219	$ 78,887	$ 338,488
Non-PEO NEO [Member] | Average Change In Fair Value From Last Day Of Prior Year To Last Day Of Year Of Unvested Equity Awards For Non P E O N E Os [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,263,603	584,083	150,979	(129,822)	(8,489)
Non-PEO NEO [Member] | Average Changein Fair Valuefrom Last Dayof Prior Yearto Vesting Dateof Unvested Equity Awardsthat Vested During Yearfor Non P E O N E Os [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		632,095	246,231	63,661	(305,583)	146,393
Non-PEO NEO [Member] | Average Fair Value At Last Day Of Prior Year Of Equity Awards Forfeited During Year For Non P E O N E Os [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(302,765)	0	0	(132,033)	0
Non-PEO NEO [Member] | Average Inclusion Of Equity Values For Non P E O N E Os [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		2,655,742	2,530,568	1,354,859	(488,552)	476,392
Peo 1 [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[1]	7,166,252	8,207,393	8,017,519	8,193,535	5,440,308
PEO Actually Paid Compensation Amount	[1],[2],[3]	32,052,701	17,095,298	13,814,257	1,563,282	6,360,209
Peo 1 [Member] | PEO [Member] | Exclusion Of Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(3,827,931)	(4,119,891)	(2,993,127)	(2,818,363)	(4,074,372)
Peo 1 [Member] | PEO [Member] | Inclusion Of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		29,221,065	13,353,781	9,085,593	(3,811,890)	4,994,273
Peo 1 [Member] | PEO [Member] | Change In Pension Value Reported In Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(506,685)	(345,985)	(295,728)	0	0
Peo 1 [Member] | PEO [Member] | Pension Service Cost For Services Rendered During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0	0	0
Peo 1 [Member] | PEO [Member] | Year End Fair Value Of Equity Awards Granted During Year That Remained Unvested As Of Last Day Of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		8,414,262	7,419,876	7,107,399	647,705	4,446,510
Peo 1 [Member] | PEO [Member] | Change In Fair Value From Last Day Of Prior Year To Last Day Of Year Of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		8,535,708	3,559,554	1,406,818	(2,040,936)	(35,970)
Peo 1 [Member] | PEO [Member] | Change In Fair Value From Last Day Of Prior Year To Vesting Date Of Unvested Equity Awards That Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		12,271,095	2,374,350	571,375	(2,418,659)	583,734
Peo 1 [Member] | PEO [Member] | Fair Value At Last Day Of Prior Year Of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0	0	0
Peo 2 [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[1]	(0)	(0)	(0)	(0)	4,217,895
PEO Actually Paid Compensation Amount	[1],[2]	$ (0)	$ (0)	$ (0)	$ (0)	4,617,882
Peo 2 [Member] | PEO [Member] | Inclusion Of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						3,362,723
Peo 2 [Member] | PEO [Member] | Year End Fair Value Of Equity Awards Granted During Year That Remained Unvested As Of Last Day Of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						2,576,583
Peo 2 [Member] | PEO [Member] | Change In Fair Value From Last Day Of Prior Year To Last Day Of Year Of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						(360,778)
Peo 2 [Member] | PEO [Member] | Change In Fair Value From Last Day Of Prior Year To Vesting Date Of Unvested Equity Awards That Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						1,146,918
Peo 2 [Member] | PEO [Member] | Fair Value At Last Day Of Prior Year Of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						$ 0

[1]	Jesse Gary was our PEO in 2021, 2022, 2023, 2024, and 2025, and Michael Bless was our PEO for a portion of 2021. The individuals comprising the Non-PEO NEOs for each year presented are listed below.
[2]	The amounts shown for Compensation Actually Paid, or “CAP,” have been calculated as required by and in accordance with Item 402(v) of Regulation S-K and do not reflect the actual amount of compensation earned, realized, or received by the Company’s NEOs. Compensation Actually Paid reflects total compensation as disclosed in the Summary Compensation Table as adjusted to exclude and include certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718.
[3]	The Peer Group TSR set forth in this table utilizes the Dow Jones U.S. Aluminum (Sector) Index (“Dow Jones U.S. Aluminum Index”), which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2024. The comparison assumes $100 was invested for the period starting December 31, 20120, through the end of the listed year in the Company and in the Dow Jones U.S. Aluminum Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
[4]	We determined Relative TSR, which is the Company’s TSR as a percentage of the average TSR of an industry peer group comprised of aluminum companies, to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2024because this is the primary performance metric in the PSU program, which at target was the largest element of pay for the PEO in 2025. We may determine a different financial performance measure to be the most important financial performance measure in future years. We refer you to the section of this proxy statement titled “Compensation Discussion and Analysis” for discussion of the Industry Peer Group.